Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events
Subsequent Events

Note 11. Subsequent Events

The deregistration of the Company’s Class A common stock, Warrants and Units under Section 12(b) of the Exchange Act became effective July 7, 2024, 90 days after the April 8, 2024 filing by the NYSE of a Form 25 to delist the Company’s Class A common stock, Warrants and Units.

Note 11.Subsequent Events

In January and February 2024, the board of directors of the Company approved two further monthly extensions of the date by which the Company must consummate an initial business combination from January 14, 2024 to February 14, 2024, and then from February 14, 2024 to March 14, 2024. In connection with each of these extensions, the Sponsor transferred 166,666 shares of the Company’s Class B common stock held by the Sponsor to unaffiliated third parties in accordance with those certain voting and non-redemption agreements previously entered into between the Sponsor and such third parties.

On January 19, 2024, the Company paid $1,450,000 for 2023 estimated federal income taxes and $362,282 for outstanding 2022 federal income taxes.

On January 23, 2024, the board of directors of the Company adopted the Southport Acquisition Corporation Clawback Policy (the “Clawback Policy”) in order to comply with Section 10D of the Exchange Act, Rule 10D-1 of the Exchange Act (“Rule 10D-1”) and the listing standards of the New York Stock Exchange (collectively, the “Clawback Rules”). The Clawback Policy provides for the mandatory recovery of erroneously awarded incentive-based compensation from current and former executive officers of the Company, as determined in accordance with the Clawback Rules, in the event that the Company is required to prepare an accounting restatement of its financial statements due to the Company’s material noncompliance with any financial reporting requirement under the securities laws.

On March 14, 2024, the Company held a special meeting of stockholders to vote upon a proposal to further extend the deadline to complete the initial business combination from March 14, 2024 to December 14, 2024. At the special meeting, the Company’s stockholders approved the extension proposal. In connection with the vote, the holders of 2,986,952 shares of Class A common stock properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.79 per share of Class A common stock, for an aggregate redemption amount of $32,214,591. As a result of the redemptions, 1,163,113 shares of Class A common stock were issued and outstanding and subject to possible redemption.

On March 21, 2024, the Company received correspondence from the staff of the NYSE Regulation (the “Staff”) of the New York Stock Exchange (the “NYSE”) indicating that the Staff has determined to commence proceedings to delist the Company’s (i) Class A common stock, (ii) Public Warrants, and (iii) Units from the NYSE pursuant to Section 802.01 of the NYSE’s Listed Company Manual because the Company had fallen below the NYSE’s continued listing standard requiring a listed acquisition company to maintain an average aggregate global market capitalization attributable to its publicly held shares over a consecutive 30 trading day period of at least $40,000,000.

The Company has a right to a review of this determination by a Committee of the Board of Directors of the NYSE. The NYSE will apply to the Securities and Exchange Commission to delist the Class A common stock, Public Warrants and Units upon completion of all applicable procedures, including any appeal by the Company of the Staff’s decision.

Trading in the Class A common stock, Public Warrants and Units on the NYSE was suspended on March 21, 2024. Beginning on March 22, 2024, the Class A common stock, Public Warrants and Units are quoted and traded in the over-the-counter market under the ticker symbols “PORT,” “PORT.W” and “PORT.U,” respectively.

The Company intends to seek a listing of its securities on the Nasdaq Stock Market prior to or in connection with the consummation of any Business Combination the Company may seek to consummate, but there can be no assurance that the Company will be able to complete such alternative listing or when such listing would occur. As previously announced, following the implementation of an extension amendment on March 14, 2024, the Company has until December 14, 2024 to complete an initial Business Combination. If the Company does not complete an initial Business Combination by such date, it will, as promptly as reasonably possible, but not more than ten business days thereafter redeem the public shares at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account and not previously released to the Company to pay its tax obligations, if any (less up to $100,000 of interest to pay dissolution expenses) divided by the number of the then-outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any).